Administrative and Offering Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Administrative And Offering Expenses
Administrative and Offering Expenses
7.	Administrative and Offering Expenses

The Fund reimburses the General Partner for actual monthly administrative expenses paid to various third-party service providers, including the General Partner, up to 1/12th of 0.95% of the Fund’s month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions and payable monthly in arrears. Actual administrative expenses may vary; however, such administrative expenses will not exceed 0.95% of the Fund’s average annual net asset value. The administrative expenses include legal, accounting, clerical and other back office related expenses related to the administration of the Fund and all other associated costs incurred by the Fund. For the three months ended June 30, 2013 and 2012, actual administrative expenses were $250,755 and $236,494, respectively. For the six months ended June 30, 2014 and 2013, actual administrative expenses were $508,752 and $519,454, respectively. Such amounts are presented as administrative expenses in the statements of operations.

During the three months ended June 30, 2014 and 2013, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $183,478 and $132,335, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. During the six months ended June 30, 2014 and 2013, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $367,567 and $299,065, respectively. At June 30, 2014 and December 31, 2013, $21,490 and $26,737, respectively, were payable to the General Partner for administrative expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as administrative expenses payable – General Partner in the statements of financial condition.

The Fund reimburses the General Partner for actual ongoing offering expenses, up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units except for the General Partner and Series C Units, prorated for partial months and adjusted for weekly subscriptions and redemptions and payable monthly in arrears. Actual ongoing offering expenses in excess of this limitation are absorbed by the General Partner. For the three months ended June 30, 2014 and 2013, actual offering expenses were $77,021 and $115,578, respectively. For the six months ended June 30, 2014 and 2013, actual offering expenses were $158,499 and $232,157, respectively. Such amounts are presented as offering expenses in the statements of operations.

During the three months ended June 30, 2014 and 2013, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $29,753 and $41,159, respectively. During the six months ended June 30, 2014 and 2013, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $59,337 and $72,341, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. At June 30, 2014 and December 31, 2013, $15,297 and $19,163, respectively, were payable to the General Partner for offering expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as offering expenses payable – General Partner in the statements of financial condition.

7.	Administrative and Offering Expenses

The Fund reimburses the General Partner for actual monthly administrative expenses paid to various third-party service providers, including the General Partner, up to 1/12th of 0.95% of the Fund’s month-end net asset value, payable in arrears. Actual administrative expenses may vary; however, such administrative expenses will not exceed 0.95% of the Fund’s month-end net asset value per annum. The administrative expenses include legal, accounting, clerical and other back office related expenses related to the administration of the Fund and all other associated costs incurred by the Fund. For the years ended December 31, 2013 and 2012, actual administrative expenses were $909,095 and $791,912, respectively. Such amounts are presented as administrative expenses in the statements of operations.

During the years ended December 31, 2013 and 2012, the General Partner absorbed administrative expenses in excess of the 0.95% limitation of $513,063 and $206,541, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations.

At December 31, 2013 and 2012, $26,737 and $40,089, respectively, were payable to the General Partner for administrative expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as administrative expenses payable – General Partner in the statements of financial condition.

The Fund reimburses the General Partner for actual ongoing offering expenses, up to 1/12th of 0.75% of the Fund’s month-end net asset value pro rata for each Series of Units except for the General Partner and Series C Units, payable monthly in arrears. Actual ongoing offering expenses in excess of this limitation are absorbed by the General Partner. For the years ended December 31, 2013 and 2012, actual offering expenses were $487,245 and $537,508, respectively. Such amounts are presented as offering expenses in the statements of operations.

During the years ended December 31, 2013 and 2012, the General Partner absorbed offering expenses in excess of the 0.75% limitation of $202,363 and $85,900, respectively. Such amounts are included in administrative and offering expenses waived in the statements of operations. At December 31, 2013 and 2012, $19,163 and $30,206, respectively, were payable to the General Partner for offering expenses incurred on behalf of the Fund and not waived by the General Partner. Such amounts are presented as offering expenses payable – General Partner in the statements of financial condition.